CONSOLIDATED FINANCIAL STATEMENT DETAILS - Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance expense
Accretion on reclamation and remediation obligations	$ (23.0)	$ (31.0)
Interest expense, including accretion on debt	(89.6)	(76.9)
Finance expense	(112.6)	(107.9)
Capitalized interest	49.1	47.4
Accretion of lease liabilities	3.0	2.9
Total interest paid, including interest capitalized	111.0	100.6
Cost
Finance expense
Capitalized interest	$ 49.1	$ 47.4